Expense Example - Federated Hermes Corporate Bond Strategy Portfolio - Federated Hermes Corporate Bond Strategy Portfolio	Feb. 28, 2021 USD ($)
Expense Example:
1 Year	none
3 Years	none
5 Years	none
10 Years	none